Lease - Schedule of Future Minimum Lease Payment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payment [Abstract]
FY2025	$ 942,818	$ 1,116,060
FY2026		1,181,358
FY2027		245,005
FY2028		251,664
FY2029		42,130
Total lease payment	1,367,998	2,836,217
less: imputed interest	(31,760)	(171,144)
Total lease liabilities	$ 1,336,238	$ 2,665,073